Income Taxes - Schedule of Components of Profit (Loss) Before Income Tax Benefits (Expenses) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Components of Profit (Loss) Before Income Tax Benefits (Expenses) [Line Items]
Domestic (Cayman Islands)
Total	(5,768,685)	61,756	(11,976,999)
Foreign (PRC) [Member]
Schedule of Components of Profit (Loss) Before Income Tax Benefits (Expenses) [Line Items]
Foreign	(741,782)	3,233,722	(11,527,235)
Foreign (Others) [Member]
Schedule of Components of Profit (Loss) Before Income Tax Benefits (Expenses) [Line Items]
Foreign	$ (5,026,903)	$ (3,171,966)	$ (449,764)